Note 25 - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 03, 2013		Sep. 01, 2013	Aug. 31, 2013
Property, Plant and Equipment [Line Items]
Land	$ 74	$ 100
Buildings and building improvements	169	174
Machinery and equipment	445	403
Construction in progress	20	47
Property, plant and equipment, net	394	501
Successor [Member]
Property, Plant and Equipment [Line Items]
Land						$ 114
Buildings and building improvements						180
Machinery and equipment						402
Construction in progress						31
Property, plant and equipment, net	$ 394	$ 501	$ 684	$ 727		$ 727
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Land							$ 35
Buildings and building improvements							189
Machinery and equipment							252
Construction in progress							31
Property, plant and equipment, net				$ 507	[1]		$ 507

[1]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.